SHARE CAPITAL - Options granted (Details) - Black-Scholes option - Y	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE CAPITAL
Risk free interest rate	2.43%	2.76%
Expected volatility	71.49%	70.35%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	0.16%	0.14%
Dividend yield